Vanguard Funds

Supplement Dated May 11, 2020, to the Combined Information Statement/Prospectus Dated May 6, 2020, for the Reorganization of Vanguard Capital Value Fund with and into Vanguard Windsor™ Fund

Combined Information Statement/Prospectus Text Changes

The "Average Annual Total Returns" table under the heading "Comparison of Investment Performance" in the Key Points About the Reorganization section is replaced with the following:

Average Annual Total Returns1 for Year Ended December 31, 20192

	One Year	Five Years	Ten Years
Capital Value Fund
Investor Shares	32.95%	5.47%	9.59%

Windsor Fund
Investor Shares	30.38%	8.13%	11.59%
Admiral Shares	30.52%	8.24%	11.70%

Russell 1000 Value Index3	26.54%	8.29%	11.80%
Russell 3000 Value Index3	26.26%	8.20%	11.71%

1 Returns shown are before taxes and net of fees.

2 Keep in mind that the Funds' past performance does not indicate how they will perform in the future. Actual future performance may be higher or lower than the performance shown.

3 This reflects no deduction for fees, expenses, or taxes.

The table under the heading "Purchase, Redemption, and Exchange Information" in the Purchases, Redemptions, and Exchanges of Fund Shares; Other Shareholder Information section is replaced with the following:

Purchase,	Capital Value Fund	Windsor Fund	Windsor Fund
Redemption, and	Investor Shares	Investor Shares	Admiral Shares
Exchange Features

Minimum
initial purchase	$3,000	$3,000	$50,000
amount

Additional
investment	Generally $1	Generally $1	Generally $1
purchase amount

Purchases	Through Vanguard's	Through Vanguard's	Through Vanguard's
	website, mobile	website, mobile	website, mobile
	application, by	application, by	application, by
	telephone, or by mail	telephone, or by mail	telephone, or by mail

Redemptions	Through Vanguard's	Through Vanguard's	Through Vanguard's
	website, mobile	website, mobile	website, mobile
	application, by	application, by	application, by
	telephone, or by mail	telephone, or by mail	telephone, or by mail

Free exchange	Yes, through	Yes, through	Yes, through
privileges	Vanguard's website,	Vanguard's website,	Vanguard's website,
	mobile application, by	mobile application, by	mobile application, by
	telephone, or by mail	telephone, or by mail	telephone, or by mail

© 2020 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

CVIWA 052020